NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Brushy Resources, Inc [Member]
Line of Credit Facility [Line Items]
NOTES PAYABLE
NOTE 9 - NOTES PAYABLE

On June 27, 2013, the Company entered into the IB Credit Agreement to borrow up to $100,000,000 at a current rate of 4.00% annum. The IB Credit Agreement was obtained to fund the development of the Company’s oil and natural gas properties and refinance the prior bank facility. At March 31, 2016 and December 31, 2015, the Company had approximately $11,363,000 and $12,400,000 in borrowings outstanding under the IB Credit Agreement, respectively.

In November 2015, counsel for Independent Bank notified the Company that it was in default under IB Credit Agreement.

On November 24, 2015, the Company entered into the IB Forbearance Agreement and the Third Amendment to the IB Credit Agreement with Independent Bank under which Independent Bank, acting for itself and as administrative agent for other lenders, agreed to forbear exercising any of its remedies for the existing covenant defaults for period of time to permit the Company to seek refinancing of the indebtedness owed to Independent Bank, which is referred to as the IB Indebtedness or a sale of sufficient assets to repay the IB Indebtedness. The Forbearance Period began with the execution of the IB Forbearance Agreement on November 24, 2015 and ended on January 31, 2016.  The Forbearance Period was subsequently extended to March 31, 2016.

At the time of the extension of the Forbearance Period to March 31, 2016, the Company agreed to unwind the remaining existing hedge contract with Cargill and permit Cargill to pay to Independent Bank all hedge settlement proceeds, all hedge liquidation proceeds, and all amounts otherwise payable by Cargill to the Company.  Such payments satisfied outstanding interest and default interest owing to Independent Bank as well as certain other expenses.  In addition, such payments reduced the principal due Independent Bank by $406,720.

During the Forbearance Period, the Company is not permitted to drill new oil or gas wells or to make any distributions to equity holders. Furthermore, this default also cross defaulted the SOSVentures Credit Agreement, however the maturity of the second lien note to SOSventures was extended to August 1, 2016.

The Company is currently in discussions with the lenders under the IB Credit Agreement regarding a further extension of the Forbearance Period.  The Company is also in discussions with Lilis and other financing parties regarding possible refinance options for the amount outstanding under the IB Credit Agreement

On December 29, 2015, the Company entered into the merger agreement.  At March 31, 2016 and December 31, 2015, the refundable deposit paid by Lilis to the Company was approximately $2,358,000 and $1,750,000, respectively.

NOTE 9 - NOTES PAYABLE

On June 27, 2013, the Company entered into a credit agreement (“Credit Agreement”) with Independent Bank to borrow up to $100,000,000 at a current rate of 4.00% annum. The Credit Agreement was obtained to fund the development of the Company’s oil and natural gas properties and refinance the prior bank facility. At December 31, 2015 and December 31, 2014, the Company had approximately $12,600,000 and $22,500,000 in borrowings outstanding under the Credit Agreement, respectively.

Loans under the Credit Agreement bear interest at the greater of: (1) the prime rate, the annual rate of interest announced by the Wall Street Journal as its “prime rate”, or (2) the floor rate of 4.00%.

In November 2015 counsel for Independent Bank had notified us of the following defaults under IB Credit Agreement: i) the interest coverage ratio covenant set forth in Section 7.15.1 of the IB Credit Agreement for the fiscal quarter ended June 30, 2015, (ii) the current ratio covenant set forth in Section 7.15.2 of the IB Credit Agreement for the fiscal quarter ended June 30, 2015, (iii) the leverage ratio covenant set forth in Section 7.15.3 of the IB Credit Agreement for the fiscal quarter ended June 30, 2015, and (iv) the Company is not currently maintaining the minimum Commodity Hedging Transactions (as defined in the IB Credit Agreement) required by Section 7.21 of the IB Credit Agreement. The letter further stated that the bank was contemplating its course of action.

On November 24, 2015, we entered into the Forbearance Agreement and the Third Amendment to the Amended and Restated Credit Agreement with Independent Bank under which Independent Bank, acting for itself and as administrative agent for other lenders, agreed to forbear exercising any of its remedies for the existing covenant defaults for period of time to permit us to seek refinancing of the indebtedness owed to Independent Bank in the approximate amount of $11,000,000, which is referred to as the IB Indebtedness or a sale of sufficient assets to repay the IB Indebtedness. The Forbearance Period began with the execution of the IB Forbearance Agreement on November 24, 2015 and ended on January 31, 2016.  The Forbearance Period was subsequently extended to March 31, 2016.

In connection with IB Forbearance Agreement, we provided certain additional collateral protections to Independent Bank. The Company granted a first lien mortgage on a newly completed well in New Mexico. We also delivered certain written directives to Independent Bank. In the event of default on the IB Forbearance Agreement or any IB Non-Forbearance Default, Independent Bank is authorized to send the written directives to Cargill, the counterparty to certain hedging contracts with the Company. These written directives instruct Cargill to pay over to Independent Bank “all hedge settlement proceeds, all hedge liquidation proceeds, and all amount otherwise payable by such hedge providers to Brushy.” We also executed and delivered to Independent Bank certain letters in lieu of transfer orders, whereby we instructed first purchasers of oil and gas production to pay directly to Independent Bank all production revenues attributable to our interest in such oil and gas assets. Independent Bank agrees not to send such letters provided that the IB Indebtedness is paid in full on or before the end of the Forbearance Period. At the time of the extension of the Forbearance Period to March 31, 2016, we agreed to unwind the remaining existing hedge contract with Cargill and permit Cargill to pay to Independent Bank all hedge settlement proceeds, all hedge liquidation proceeds, and all amounts otherwise payable by Cargill to us.  Such payments satisfied outstanding interest and default interest owing to Independent Bank as well as certain other expenses.  In addition, such payments reduced the principal due Independent Bank by $406,720.

During the Forbearance Period, we are not permitted to drill new oil or gas wells or to make any distributions to equity holders. Furthermore, this also cross defaulted the SOSVentures Credit Agreement, however the maturity of the second lien note to SOSventures was extended to August 1, 2016.

We are currently in discussions with the lenders under the IB Credit Agreement regarding a further extension of the Forbearance Period.  We are also in discussions with Lilis and other financings parties regarding possible refinance options for the amount outstanding under the IB Credit Agreement